Supplementary Information to Statements of Operations	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

NOTE 18:- SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

a.	Financial expenses, net:

	Year ended December 31,
	2020	2019	2018

Financial income:
Interest income	$-	-	$-
foreign currency differences gains	-	26	-

	-	26	-
Financial expenses:
In respect of interest loans and bank fees	(275)	(245)	(192)
Expenses regarding warrants granted underlying loan agreement with YA (see Note 16)	(30)	-	-
Other (mainly foreign currency differences)	(43)	(111)	(63)

	(348)	(356)	(255)

	$(348)	(330)	$(255)

The following table sets forth the computation of basic and diluted net income per share:

b.	Net earnings per share: :

		Year ended December 31,
		2020	2019	2018
1.	Numerator:
	Income (loss)	$(960)	(913)	$990

	Net income (loss) available to Ordinary shareholders	$(960)	(913)	$990

2.	Denominator (in thousands):

	Basic weighted average Ordinary shares outstanding (in thousands)	4,298	4,053	3,500
	Diluted weighted average Ordinary shares outstanding (in thousands)	4,298	4,059	3,500

	Basic and diluted income (loss) per share	$(0.22)	(0.23)	$0.28